EQUITY	12 Months Ended
May 31, 2026
Equity [Abstract]
EQUITY

NOTE 18 — EQUITY

Ordinary shares

The equity of the Company as of May 31, 2026 and 2025 represents 500,000,000 ordinary shares authorized, 13,500,000 ordinary shares issued and outstanding with par value US$0.0001 each, amounting to $1,350.

At the date of incorporation, Advance JV Construction Limited has 100 ordinary shares issued with value of HK$1 each, amounting to HK$100 (equivalent to US$13).